Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2018
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
Twelve months ending June 30,	Lease expense
2019	$699,019
2020	235,303
2021	14,217
Total	$948,539